Fair Value Measurement - changes in the Level 3 warrant liability measured at fair value (Details) - Level 3 - FREYR AS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable preferred shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance (beginning of year)	$ 7,574	$ 0	$ 0	$ 0
Additions	7,500		7,500
Fair value measurement adjustments			70
Foreign currency exchange effects	1		4
Balance (end of year)	15,069		7,574	0
2020 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance (beginning of year)	0	0	0	0
Additions		1,083	1,531
Accrued interest		8	33
Fair value measurement adjustments			201
Foreign currency exchange effects		(107)
Settlements			(1,765)
Balance (end of year)		960	0	0
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance (beginning of year)	$ 0	93	93	0
Additions			76	1,229
Fair value measurement adjustments			233	(1,146)
Foreign currency exchange effects		(22)	(6)	10
Transfer to Level 2			(396)
Balance (end of year)		$ 137	$ 0	$ 93